Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Office equipment	1~3 years
Leasehold improvements	5 years

Summary of estimated economic lives of intangible assets from the date of purchase	Intangible assets have estimated economic lives from the date of purchase as follows:

Category	Estimated economic life
Purchased software	3 years